Loans and Related Allowace for Loan Losses (Nonaccrual Loans by Classes of the Loan Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 6,989	$ 7,947
Commercial, financial and agricultural [Member]
Financing Receivable, Recorded Investment, Nonaccrual Status		2
Real estate - commercial [Member]
Financing Receivable, Recorded Investment, Nonaccrual Status	1,170	520
Real estate - construction [Member]
Financing Receivable, Recorded Investment, Nonaccrual Status	2,202	1,497
Real estate - mortgage [Member]
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 3,617	$ 5,928